Chapter 11 Emergence - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions				12 Months Ended
	Mar. 05, 2021 USD ($) claim	Feb. 05, 2021 USD ($) MEMBER $ / shares shares	Sep. 24, 2020 Subsidiary	Dec. 31, 2020 USD ($) contract $ / shares	Sep. 30, 2021 $ / shares	Apr. 15, 2021 $ / shares	Feb. 18, 2021 shares	Feb. 04, 2021 USD ($)	Aug. 24, 2020 USD ($)	Aug. 20, 2020	Dec. 31, 2019 $ / shares
Debt Instrument [Line Items]
Plan of reorganization, number of the Successor's board of directors members | MEMBER		5
Common stock, par value (in usd per share) | $ / shares				$ 0.01	$ 0.00001						$ 0.01
Plan of reorganization, Management Incentive Plan, number of shares authorized and reserved							7.7
Number of additional subsidiaries filed bankruptcy | Subsidiary			6
Cash on hand | $									$ 100.0
Number of executory contracts rejected | contract				3
Contractual interest expense on prepetition liabilities not recognized | $				$ 112.9
Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, number of the Successor's board of directors members | MEMBER		5
Plan of reorganization, Management Incentive Plan, number of shares authorized and reserved							7.7
Plan of reorganization, Management Incentive Plan, percentage of shares for initial awards		40.00%
Plan of reorganization, Management Incentive Plan, percentage of initial awards in form of time-based vesting awards		40.00%
Bankruptcy claims, number claims filed | claim	1,200
Bankruptcy claims, amount of claims filed | $	$ 23,000.0
Minimum
Debt Instrument [Line Items]
Postconfirmation, enterprise value | $									1,100.0
Minimum | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, Management Incentive Plan, awards vesting period		3 years
Maximum
Debt Instrument [Line Items]
Postconfirmation, enterprise value | $									1,600.0
Maximum | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, Management Incentive Plan, awards vesting period		4 years
2017 Credit Facility | Letters of credit
Debt Instrument [Line Items]
Outstanding borrowings | $								$ 545.0
Exit Financing Facility and Second Lien Notes
Debt Instrument [Line Items]
Long-term debt | $									$ 430.0
Secured notes | 11.000% Second Lien Notes due February 2028
Debt Instrument [Line Items]
Long-term debt | $		$ 216.0
Line of Credit | Exit Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged | $		675.0
Line of Credit | Exit Credit Agreement | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged | $		675.0
Line of Credit | Exit Credit Agreement | Letters of credit
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged | $		67.5
Line of Credit | Exit Credit Agreement | Letters of credit | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged | $		$ 67.5
Line of Credit | 2017 Credit Facility
Debt Instrument [Line Items]
Outstanding borrowings | $				545.0
Line of Credit | 2017 Credit Facility | Letters of credit
Debt Instrument [Line Items]
Outstanding borrowings | $				8.8
Senior Notes
Debt Instrument [Line Items]
Long-term debt | $				$ 3,400.0
Senior Notes | Senior Notes due 2026
Debt Instrument [Line Items]
Lenders' ownership of aggregate outstanding principle amount, percentage										70.00%
Senior Notes | Legacy Notes
Debt Instrument [Line Items]
Lenders' ownership of aggregate outstanding principle amount, percentage										45.00%
Holders Of Guaranteed Notes | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred		31.7
Common stock, par value (in usd per share) | $ / shares		$ 0.00001
Holders Of Guaranteed Notes | Ordinary Shares | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred		31.7
Common stock, par value (in usd per share) | $ / shares		$ 0.00001
Holders Of Legacy Notes | Tranche 1 Warrants
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred		8.3
Plan of reorganization, warrants term		7 years
Exercise price of warrants (in usd per share) | $ / shares		$ 19.27
Holders Of Legacy Notes | Tranche 1 Warrants | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred		8.3
Plan of reorganization, warrants term		7 years
Exercise price of warrants (in usd per share) | $ / shares		$ 19.27
Holders Of Legacy Notes | Tranche 2 Warrants
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred		8.3
Plan of reorganization, warrants term		7 years
Exercise price of warrants (in usd per share) | $ / shares		$ 23.13
Holders Of Legacy Notes | Tranche 2 Warrants | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred		8.3
Plan of reorganization, warrants term		7 years
Exercise price of warrants (in usd per share) | $ / shares		$ 23.13
Holders Of Legacy Notes | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred		2.1
Holders Of Legacy Notes | Ordinary Shares | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, number of shares transferred		2.1
Participants In The Rights Offering | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued		7.7
Plan of reorganization, shares issued, subscription price | $		$ 200.0
Participants In The Rights Offering | Ordinary Shares | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued		7.7
Plan of reorganization, shares issued, subscription price | $		$ 200.0
Backstop Parties As Holdback Securities | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued		5.6
Backstop Parties As Holdback Securities | Ordinary Shares | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued		5.6
Backstop Parties Unsubscribed Securities | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued		1.7
Backstop Parties Unsubscribed Securities | Ordinary Shares | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued		1.7
Backstop Parties Backstop Premiums Payment | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued		1.2
Backstop Parties Backstop Premiums Payment | Ordinary Shares | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, number of shares issued		1.2
Holders Of Legacy Nobles Ordinary Shares | Tranche 3 Warrants
Debt Instrument [Line Items]
Plan of reorganization, warrants term		5 years
Exercise price of warrants (in usd per share) | $ / shares		$ 124.40
Plan of reorganization, number of shares issued		2.8
Holders Of Legacy Nobles Ordinary Shares | Tranche 3 Warrants | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, warrants term		5 years
Exercise price of warrants (in usd per share) | $ / shares		$ 124.40
Plan of reorganization, number of shares issued		2.8
Backstop Parties | Penny Warrants
Debt Instrument [Line Items]
Exercise price of warrants (in usd per share) | $ / shares		$ 0.01				$ 0.01
Number of securities called by warrants (in shares)		6.5
Backstop Parties | Penny Warrants | Subsequent Event
Debt Instrument [Line Items]
Exercise price of warrants (in usd per share) | $ / shares		$ 0.01
Number of securities called by warrants (in shares)		6.5
Number of securities called by each warrant		1.0
Backstop Parties | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, number of shares exchanged		6.5
Backstop Parties | Ordinary Shares | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, number of shares exchanged		6.5